Filed under Rule 497(e)
Registration No. 33-52742

SUNAMERICA SERIES TRUST

SunAmerica Dynamic Allocation Portfolio

Supplement dated February 16, 2016 to the Prospectus

dated May 1, 2015, as supplemented and amended to Date

The following change is effective immediately:

In the Portfolio Summary, in the Investment Adviser section, all reference to Michael L. Mon is deleted in its entirety from the information about the current portfolio managers for AllianceBernstein, L.P. (“AllianceBernstein”).

In the Management section, under Information about the Subadviser, under AllianceBernstein, the portfolio manager information for Mr. Mon is deleted in its entirety.

Please retain this supplement for future reference.

Filed under Rule 497(e)
Registration No. 33-52742

SUNAMERICA SERIES TRUST

SunAmerica Dynamic Allocation Portfolio

SunAmerica Dynamic Strategy Portfolio

(each, a “Portfolio,” and together the “Portfolios”)

Supplement dated February 16, 2016, to the Portfolios’

Statement of Additional Information dated May 1, 2015, as amended and supplemented to date

The following change is effective immediately:

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to AllianceBernstein L.P., all reference to Michael L. Mon is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.